Note 14 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Common Shares Reserved for Future Issuance, Warrants [Table Text Block]
	December 31,			Expiration
(in thousands, except price per share data)	2018	2017	Exercise Price	Date

Investors - Aerosurf	2,963	-	$-	02/14/24
Investors - December 2018 financing - long-term	3,889	-	$4.05	12/04/23
Investors - December 2018 financing - short-term	2,004	-	$3.68	06/24/20
Battelle - 2018 payables restructuring agreement (1)	75	-	$6.50	12/07/23
Panacea Venture Management Company Ltd.	188	-	$4.00	07/02/23
LPH II Investments Limited	135	-	$5.52	04/04/25
Investors - February 2017 financing	352	352	$27.40	02/15/24
Investors - July 2015 financing	240	240	$196.00	07/22/22
Battelle - 2014 collaboration agreement (1)	4	4	$1,400.00	10/10/24
Total	9,850	596